STEIN ROE TAXABLE BOND FUNDS

         Intermediate Bond Fund, Class S
         Income Fund, Class S
         High Yield Fund, Class S

PROSPECTUS
NOVEMBER 1, 2001




ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.












                                                                       STEIN ROE
                                                                    MUTUAL FUNDS

CONTENTS

Each Fund section discusses the following topic specific to that fund:
Investment Goals; Principal Investment Strategies; Principal Investment Risks; Fund Performance; and Your Expenses.


         Intermediate Bond Fund, Class S                                      3

         Income Fund, Class S                                                 8

         High Yield Fund, Class S                                            13

         Financial Highlights                                                18

         Your Account                                                        21
                  Purchasing Shares                                          21
                  Opening an Account                                         22
                  Determining Share Price                                    23
                  Selling Shares                                             24
                  Exchanging Shares                                          25
                  Fund Policy on Trading of Fund Shares                      26
                  Reporting to Shareholders                                  26
                  Dividends and Distributions                                26

         Other Investments and Risks                                         28
                  Initial Public Offerings                                   28
                  Derivative Strategies                                      28
                  Mortgage-Backed Securities                                 28
                  Asset-Backed Securities                                    29
                  When-Issued Securities and Forward Commitments             29
                  Zero Coupon Securities                                     29
                  Payable-In-Kind Bonds                                      29
                  Illiquid Investments                                       29
                  Portfolio Turnover                                         29
                  Interfund Lending Program                                  30
                  Temporary Defensive Positions                              30

         The Funds' Management                                               31
                  Investment Advisor                                         31
                  Portfolio Managers                                         31
                  Master/Feeder Fund Structure                               32

         For More Information                                                33





Please keep this prospectus as your reference manual.

THE FUNDS
INTERMEDIATE BOND FUND, CLASS S

INVESTMENT GOALS

         The Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund invests all of its assets in SR&F Intermediate Bond Portfolio (Portfolio) as part of a master fund/feeder fund structure. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

         - debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities; agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

         -        debt securities of corporations, and

         - mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.

         The Portfolio will invest at least 60% of its net assets in higher-quality debt securities that are at the time of purchase:

         -        rated at least A by Standard & Poor's,

         -        rated at least A by Moody's Investors Service, Inc.,

         - given a comparable rating by another nationally recognized rating agency, or

         - unrated securities that Stein Roe believes to be of comparable quality.

         The Portfolio may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

         -        rated below BBB by Standard & Poor's,

         -        rated below Baa by Moody's Investors Service, Inc.,

         - given a comparable rating by another nationally recognized rating agency, or

         - unrated securities that Stein Roe believes to be of comparable quality.

         Normally, the Portfolio expects to maintain a dollar-weighted average effective maturity of three to ten years.

         The Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

         The portfolio manager has wide flexibility to vary the allocation among different types of debt securities based on his judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the portfolio manager evaluates relative values of the various types of securities in which the Portfolio can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The portfolio manager may be required to sell portfolio investments to fund redemptions.

         Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investments and Risks."

PRINCIPAL INVESTMENT RISKS

         The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

         Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.

         Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

         Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

         Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

         Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

         Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")

         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Intermediate Bond Fund if you:

         - are looking for a higher level of return potential than generally offered by short-term money market securities in exchange for an increased level of risk

         - want a mix of government bonds, corporate bonds, and asset-backed securities that the portfolio manager believes offers a balance of current income and total return

         - are a long-term investor looking to diversify your investment portfolio by investing in fixed-income securities

         Intermediate Bond Fund is not appropriate for investors who:

         -        want to avoid volatility or possible losses

         -        are not interested in generating taxable current income

FUND PERFORMANCE

         The following charts show the Fund's performance for the past 10 calendar years through Dec. 31, 2000. The returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

         [bar chart]

         -------------------------------------------------------------------------------------------------------------------
              20%                                             16.84%
              15%    15.10%
              10%                         9.17%                                     9.29%                           10.77%
               5%               7.69%                                     4.52%                6.42%
               0%                                                                                         1.27%
              -5%                                    -2.55%
         -------------------------------------------------------------------------------------------------------------------
                      1991       1992      1993       1994      1995       1996      1997       1998      1999       2000
         -------------------------------------------------------------------------------------------------------------------

         [/bar chart]
         [  ] Intermediate Bond Fund
         The Fund's year-to-date total return through Sept. 30, 2001, was +8.31%.
         For period shown in bar chart:
         Best quarter:  2nd quarter 1995, +5.24%
         Worst quarter:  1st quarter 1994, -2.19%

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. Beginning in 2001, the Fund's benchmark was changed to the Lehman Brothers Aggregate Bond Index. Previously, the Fund's returns were compared to the Lehman Brothers Intermediate Government/Credit Bond Index. The advisor believes that Lehman Brothers Aggregate Bond Index more accurately reflects the type of securities in which the Portfolio invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers Aggregate Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                                                 -----------------------------------------------
                                                        PERIODS ENDING DECEMBER 31, 2000
                                                 -----------------------------------------------
                                                    1 YR            5 YR           10 YR
         ---------------------------------------------------------------------------------------
         Intermediate Bond Fund                     10.77%           6.40%            7.71%

         Lehman Brothers Intermediate
            Government/Credit Bond Index*           10.12%           6.11%            7.36%

         Lehman Brothers Aggregate Bond Index*      11.63%           6.46%            7.96%

         *The Lehman Brothers Intermediate Government/Credit Bond Index and Lehman Brothers Aggregate Bond Index are unmanaged groups of securities that differ from the Fund's composition; they are not available for direct investment.

YOUR EXPENSES

         This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

         -----------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES(b)
         -----------------------------------------------------------------------
         (expenses that are deducted from Fund assets)
         -----------------------------------------------------------------------
         Management fee(c)                                             0.50%
         Distribution and service (12b-1) fees                         None
         Other expenses                                                0.22%
         -----------------------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES                          0.72%

         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administration costs such as furnishing the Fund with offices and providing tax and compliance services.
         (c) The Portfolio pays a management fee of 0.35% and the Fund pays an administration fee of 0.15%.

         EXPENSE EXAMPLE

         This example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -        $10,000 initial investment

         -        5% total return each year

         -        Fund operating expenses remain the same

         -        redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and other expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:


         -------------------------------------------------------------------------------------------
                                                             1 yr      3 yrs      5 yrs       10 yrs
         -------------------------------------------------------------------------------------------
         Intermediate Bond Fund                              $74       $230       $401         $894


THE FUNDS
INCOME FUND, CLASS S

INVESTMENT GOALS

         The Fund seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund invests all of its assets in SR&F Income Portfolio (Portfolio) as part of a master fund/feeder fund structure. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

         - debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities; agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

         -        debt securities of corporations,

         - mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities, and

         - dollar-denominated debt securities issued by foreign governments and corporations.

         At least 60% of total assets are medium- or higher-quality securities that are at the time of purchase:

         -        rated at least BBB by Standard & Poor's,

         -        rated at least Baa by Moody's Investors Service, Inc.,

         - given a comparable rating by another nationally recognized rating agency, or

         - unrated securities that Stein Roe believes to be of comparable quality.

         The Portfolio may invest up to 40% of its total assets in lower-rated or unrated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

         -        rated below BBB by Standard & Poor's,

         -        rated below Baa by Moody's Investors Service, Inc.,

         - given a comparable rating by another nationally recognized rating agency, or

         - unrated securities that Stein Roe believes to be of comparable quality.

         The Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

         The portfolio managers have wide flexibility to vary the allocation among different types of debt securities based on their judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the portfolio managers evaluate relative values of the various types of securities in which the Portfolio can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The portfolio managers may be required to sell portfolio investments to fund redemptions.

         Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investments and Risks."

PRINCIPAL INVESTMENT RISKS

         The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

         Management risk means that the advisor's bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.

         Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

         Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

         Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

         An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

         Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

         Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

         Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")

         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Income Fund if you:

         - want the higher return and income potential offered by high-yield bonds, but want to balance their greater risk with a substantial portion of the Portfolio invested in investment-grade bonds

         - want a balance between return potential and capital preservation

         - are a long-term investor looking to diversify your portfolio by investing in fixed-income securities

         Income Fund is not appropriate for investors who:

         -        are saving for a short-term investment

         -        want to avoid volatility or possible losses

         -        are not interested in generating taxable current income

FUND PERFORMANCE

         The following charts show the Fund's performance for the past 10 calendar years through Dec. 31, 2000. The returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

         [bar chart]

         -------------------------------------------------------------------------------------------------------------------
              20%
              15%   17.18%                                     19.74%
              10%                        13.38%
               5%              9.11%                                                9.58%                          9.82%
               0%                                                       4.82%                 4.00%
              -5%                                  -3.83%                                                1.23%
         -------------------------------------------------------------------------------------------------------------------
                     1991       1992      1993       1994       1995      1996       1997      1998       1999      2000
         -------------------------------------------------------------------------------------------------------------------

         [/bar chart]
         [  ] Income Fund
         The Fund's year-to-date total return through Sept. 30, 2001, was +7.36%.
         For period shown in bar chart:
         Best quarter:  2nd quarter 1995, +6.52%
         Worst quarter:  1st quarter 1994, -3.18%

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. We compare the Fund's returns with returns for the Lehman Brothers Intermediate Credit Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

         ---------------------------------------------------------------------------------------------
                                                                PERIODS ENDING DECEMBER 31, 2000
                                                           -------------------------------------------
                                                               1 YR           5 YR          10 YR
         ---------------------------------------------------------------------------------------------
         Income Fund                                           9.82%          5.84%         8.29%

         Lehman Brothers Intermediate Credit Bond Index*       9.46%          5.99%         8.07%

         *The Lehman Brothers Intermediate Credit Bond Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES

         This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

         -----------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES(b)
         (expenses that are deducted from Fund assets)
         -----------------------------------------------------------------------
         Management fee(c)                                             0.61%
         Distribution and service (12b-1) fees                         None
         Other expenses                                                0.25%
         -----------------------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES                          0.86%

         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administration costs such as furnishing the Fund with offices and providing tax and compliance services.
         (c) The Portfolio pays a management fee of 0.48% and the Fund pays an administration fee of 0.13%.

         EXPENSE EXAMPLE

         This example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -        $10,000 initial investment

         -        5% total return each year

         -        Fund operating expenses remain the same

         -        redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and other expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

         -----------------------------------------------------------------------------------------
                                                           1 yr      3 yrs      5 yrs       10 yrs
         -----------------------------------------------------------------------------------------
         Income Fund                                        $88       $274       $477       $1,061

THE FUNDS
HIGH YIELD FUND, CLASS S

INVESTMENT GOALS

         The Fund seeks its total return by investing for a high level of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund invests all of its assets in SR&F High Yield Portfolio (Portfolio) as part of a master fund/feeder fund structure. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, high-risk bonds. These securities are rated at the time of purchase:

         -        below BBB by Standard & Poor's,

         -        below Baa by Moody's Investors Service, Inc.,

         - with a comparable rating by another nationally recognized rating agency, or

         - unrated securities that Stein Roe believes to be of comparable quality.

         The Portfolio may invest in any type of debt securities, including corporate bonds and mortgage-backed and asset-backed securities.

         The Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

         Although the Portfolio will invest primarily in debt securities, the Portfolio may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks.

         In determining whether to buy or sell securities, the portfolio managers evaluate relative values of the various types of securities in which the Portfolio can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The portfolio managers may be required to sell portfolio investments to fund redemptions. The Portfolio may invest in securities of any maturity.

         Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investments and Risks."

PRINCIPAL INVESTMENT RISKS

         The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

         Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.

         Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

         Because the Portfolio may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

         Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

         An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

         Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Tax Consequences.")

         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in High Yield Fund if you:

         - want the high return potential associated with investing in lower-rated bonds and can tolerate the high level of risk associated with such securities

         - are a long-term investor looking to diversify your investment portfolio with high-yield, high-risk fixed-income securities

         High Yield Fund is not appropriate for investors who:

         -        are saving for a short-term investment

         -        want a relatively low-risk fixed-income investment

         -        want to avoid volatility or possible losses

         -        are not interested in generating taxable current income

FUND PERFORMANCE

         The following charts show the Fund's performance for calendar years through Dec. 31, 2000. The returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

         [bar chart]

         -------------------------------------------------------
              20%
              15%  15.84%
              10%                         8.21%
               5%             4.30%
               0%
              -5%
             -10%                                     -9.52%
         -------------------------------------------------------
                   1997       1998        1999        2000
         -------------------------------------------------------

         [/bar chart]
         [  ] High Yield Fund
         The Fund's year-to-date total return through Sept. 30, 2001, was -3.87%.
         For period shown in bar chart:
         Best quarter:  2nd quarter 1997, +6.38%
         Worst quarter:  4th quarter 2000, -6.56%

     AVERAGE ANNUAL TOTAL RETURNS

         Average annual total returns are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses. We compare the Fund's returns with returns for the Merrill Lynch High Yield Master II Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

         -----------------------------------------------------------------------------------------
                                                               PERIODS ENDING DECEMBER 31, 2000
                                                          ---------------------------------------
                                                                               SINCE INCEPTION
                                                               1 YR             (NOV. 1, 1996)
         -----------------------------------------------------------------------------------------
         High Yield Fund                                      -9.52%                4.79%

         Merrill Lynch High Yield Master II
            Index*                                            -5.12%                3.77%

           *The Merrill Lynch High Yield Master II Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment. Performance information is from Oct. 31, 1996.

YOUR EXPENSES

         This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

         --------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES(b)
         (expenses that are deducted from Fund assets)
         --------------------------------------------------------------------------

         Management fee(c)(d)                                                 0.65%
         Distribution and service (12b-1) fees                                None
         Other expenses                                                       0.60%
         --------------------------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES(d)                              1.25%

         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administration costs such as furnishing the Fund with offices and providing tax and compliance services.
         (c) The Portfolio pays a management fee of 0.50% and the Fund pays an administration fee of 0.15%.
         (d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual management fee would be 0.40% and total annual fund operating expenses would be 1.00%. This arrangement may be modified or terminated by the advisor at any time.

         EXPENSE EXAMPLE

         This example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -        $10,000 initial investment

         -        5% total return each year

         -        Fund operating expenses remain the same

         -        redemption at the end of each time period

       Your actual costs may be higher or lower because in reality fund returns and other expenses change. This example reflects expenses of both the Fund and the Portfolio. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:


       ----------------------------------------------------------------------------------------------
                                                           1 yr      3 yrs      5 yrs       10 yrs
       ----------------------------------------------------------------------------------------------
       High Yield Fund                                     $127      $397       $686        $1,511

FINANCIAL HIGHLIGHTS

         The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years or since inception (if shorter), which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Funds' annual report. You can request a free annual report by calling 800-338-2550.

                             INTERMEDIATE BOND FUND

---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                                 Year ended June 30,
                                                           ----------------------------------------------------------------
                                                                2001          2000         1999        1998        1997
                                                           ----------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD($)                         8.41          8.63         8.97        8.74        8.58

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                        0.62          0.60         0.56        0.58        0.60
Net realized and unrealized gain (loss) on investments          0.43         (0.22)       (0.33)       0.23        0.17
                                                             -------       -------      -------     -------     -------
   Total from investment operations                             1.05          0.38         0.23        0.81        0.77

 DISTRIBUTIONS DECLARED TO SHAREHOLDERS
 From net investment income                                    (0.62)        (0.60)       (0.57)      (0.58)      (0.61)

NET ASSET VALUE, END OF PERIOD($)                               8.84          8.41         8.63        8.97        8.74

Total return(%)(d)                                             12.86          4.62         2.60        9.51        9.31(b)

RATIOS TO AVERAGE NET ASSETS
Expenses(%)                                                     0.72          0.72         0.72        0.72        0.73
Net Investment Income(%)                                        7.14          7.16         6.31        6.51        6.97(b)
Waiver/reimbursement(%)                                           --            --           --          --        0.02
Portfolio turnover rate(%)                                        --            --           --         138(c)      210(c)
Net assets end of period($)(000's)                           514,068       406,216      431,123     437,456     328,784
---------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b)    Computed giving effect to advisor's expense limitation undertaking.
(c)    Prior to commencement of operations of the Portfolio.
(d)    Total return at net asset value assuming all distributions reinvested.

FINANCIAL HIGHLIGHTS



                                   INCOME FUND

-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------
                                                                                 Year ended June 30,
                                                           --------------------------------------------------------------
                                                               2001        2000       1999         1998        1997
                                                           --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)                        9.15        9.41       10.03        9.88        9.63

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                       0.69        0.70        0.67        0.69        0.70
Net realized and unrealized gain (loss) on investments         0.39       (0.26)      (0.62)       0.15        0.25
                                                            -------     -------     -------     -------     -------
   TOTAL FROM INVESTMENT OPERATIONS                            1.08        0.44        0.05        0.84        0.95

 DISTRIBUTIONS DECLARED TO SHAREHOLDERS
    From net investment income                                (0.69)      (0.70)      (0.67)      (0.69)      (0.70)

NET ASSET VALUE, END OF PERIOD($)                              9.54        9.15        9.41       10.03        9.88
Total return(%)(d)                                            12.20        4.92        0.52        8.72       10.34(b)

RATIOS TO AVERAGE NET ASSETS
Expenses(%)                                                    0.86        0.86        0.84        0.83        0.84
Net investment income(%)                                       7.32        7.58        6.91        6.89        7.26(b)
Waiver/reimbursement(%)                                         --          --          --          --         0.01
Portfolio turnover rate(%)                                      --          --          --           59(c)      138(c)
Net assets end of period($)(000's)                          266,091     227,090     294,640     448,403     375,272
-------------------------------------------------------------------------------------------------------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b)    Computed giving effect to advisor's expense limitation undertaking.
(c)    Prior to commencement of operations of the Portfolio.
(d)    Total return at net asset value assuming all distributions reinvested.

FINANCIAL HIGHLIGHTS

                                 HIGH YIELD FUND

-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            Period
                                                                                                            ending
                                                                        Year ended June 30,                 June 30,
                                                           --------------------------------------------------------------
                                                             2001       2000(f)       1999         1998       1997(a)
                                                           --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)                      9.15       10.15        11.00       10.54        10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                     0.86        1.05         0.85        0.85         0.52
Net realized and unrealized gain (loss) on investments      (1.30)      (0.99)       (0.53)       0.61         0.54
                                                           ------      ------       ------      ------       ------
TOTAL FROM INVESTMENT OPERATIONS                            (0.44)       0.06         0.32        1.46         1.06

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                  (0.86)      (1.06)       (0.85)      (0.85)       (0.52)
From realized gains                                           --          --         (0.32)      (0.15)         --
                                                           ------      ------       ------      ------       ------
  TOTAL DISTRIBUTIONS DECLARED TO SHAREHOLDERS              (0.86)      (1.06)       (1.17)      (1.00)       (0.52)

NET ASSET VALUE, END OF PERIOD($)                            7.85        9.15        10.15       11.00        10.54

Total return(%)(c)(g)                                       (4.99)       0.45         3.50       14.38        10.88(d)

RATIOS TO AVERAGE NET ASSETS
Expenses(%)                                                  1.00        1.00         1.00        1.00         1.00(e)
Net investment income(%)                                    10.14       10.66         8.23        7.79         8.05(e)
Waiver/reimbursement(%)                                      0.25        0.20         0.22        0.32         1.29(e)
Net assets end of period($)(000's)                         18,975      35,675       32,766      41,471       13,482
-------------------------------------------------------------------------------------------------------------------------


(a)    From commencement of operations on November 1, 1996.
(b) Per share data was calculated using average shares outstanding during the period.
(c)    Computed giving effect to advisor's expense limitation undertaking.
(d)    Not annualized.
(e)    Annualized.
(f) Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the Stein Roe High Yield Fund - Class S, the effect of this correction for the fiscal year ended June 30, 2000 was a decrease to the net realized and unrealized loss on investments per share of $0.10, a decrease to the ratio of net investment income to average net assets of one basis point, and an increase of end of period net assets by $376,000. Performance increased by 97 basis points.
(g)    Total return at net asset value assuming all distributions reinvested.

YOUR ACCOUNT

PURCHASING SHARES

         You will not pay a sales charge when you purchase Fund shares. Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange
         (NYSE)--usually 4 p.m. Eastern time--your purchase is effective on the next business day.

         PURCHASES THROUGH THIRD PARTIES

         If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.

         If an intermediary is an agent or designee of the Funds, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

         CONDITIONS OF PURCHASE

         An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program or are a client of Stein Roe Investment Counsel, the minimum initial investment is determined by those programs.

         ------------------------------------------------------------------------------------------------------
                                                ACCOUNT MINIMUMS
         ------------------------------------------------------------------------------------------------------
                                                             MINIMUM TO            MINIMUM         MINIMUM
         TYPE OF ACCOUNT                                  OPEN AN ACCOUNT          ADDITION        BALANCE
         ------------------------------------------------------------------------------------------------------

         Regular                                               $2,500                $100           $1,000

         Custodial (UGMA/UTMA)                                 $1,000                $100           $1,000

         Automatic Investment Plan                             $1,000                 $50               --

         Roth and Traditional IRA                                $500                 $50             $500

         Educational IRA                                         $500                 $50*            $500

         *Maximum $500 contribution per calendar year per child. Beginning January 1, 2002, the maximum contribution per calendar year per child will be increased to $2,000.

         OPENING AN ACCOUNT

----------------------------------------------------------------------------------------------------------------------
                                           OPENING OR ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------
                          BY MAIL:                                      BY WIRE:
----------------------------------------------------------------------------------------------------------------------

OPENING AN ACCOUNT        Complete the application.                     Mail your application to the address listed
                          Make check payable to Stein Roe Mutual        on the left, then call 800-338-2550 to
                          Funds.                                        obtain an account number. Include your Social
                                                                        Security Number. To wire funds, use the
                          Mail application and check to:                instructions below.
                              Stein Roe Mutual Funds
                              P.O. Box 8900
                              Boston, MA 02205-8900

                          Overnight address:
                              Stein Roe Mutual Funds
                              One Financial Center, 10th Floor
                              Boston, MA 02111-2621

ADDING TO AN ACCOUNT      Make check payable to Stein Roe Mutual        Wire funds to:
                          Funds. Be sure to write your account             Fleet Boston
                          number on the check.                             ABA:  011000390
                                                                           Attn: Liberty Funds Services, Inc.
                          Fill out investment slip (stub from your            Account No. 98227776
                          statement or confirmation) or include a          Fund No. __;
                          note indicating the amount of your               Your name (exactly as in the
                          purchase, your account number, and the name         registration).
                          in which your account is registered.             Your Fund account number.

                          Mail check with investment slip or note to    Fund Numbers:
                          the address above.                            335--Intermediate Bond Fund
                                                                        309--Income Fund
                                                                        315--High Yield Fund

----------------------------------------------------------------------------------------------------------------------
                                           OPENING OR ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------
                     BY ELECTRONIC FUNDS TRANSFER:          BY EXCHANGE:                     THROUGH AN INTERMEDIARY:
----------------------------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT   You cannot open a new account via      By mail, phone, or web.          Contact your financial
                     electronic transfer.                                                    professional.

ADDING TO AN         Call 800-338-2550 to make your         By mail, phone, or web.          Contact your financial
ACCOUNT              purchase. To set up prescheduled                                        professional.
                     purchases, be sure to elect the
                     Automatic Investment Plan
                     (Stein Roe Asset(SM) Builder)
                     option on your application.

         All checks must be made payable in U.S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE

         A Fund's share price is its net asset value next determined. Net asset value is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE--normally 4 p.m. Eastern time, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. If you place an order after that time, you receive the share price determined on the next business day.

         Securities for which market quotations are readily available at the time of valuation are valued on that basis. We value long-term straight-debt securities for which market quotations are not readily available at fair value. Pricing services provide the Funds with the value of the securities. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by Stein Roe based on quotations for comparable securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

         We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES

         You may sell your shares any day the Funds are open for business. Please follow the instructions below.

--------------------------------------------------------------------------------
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. A signature guarantee may be required; please call 800-338-2550 to confirm. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:                  You may sell your shares by telephone and request
                           that a check be sent to your address of record by calling 800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:    Fill out the appropriate areas of the account
                           application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House
                           (ACH).

BY EXCHANGE:               Call 800-338-2550 to exchange any portion of your
                           Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:     Send a letter of instruction, in English, including
                           your account number and the amount to be exchanged to each Fund. Redeem a fixed amount on a regular basis
                           (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

BY WEB: You may sell your shares through the Internet and request the proceeds be sent to your address of record or to your pre-designated bank on record via ACH or exchange your shares to any other Stein Roe no-load fund.

         WHAT YOU NEED TO KNOW WHEN SELLING SHARES

         Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

         A Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.

         We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

         We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

         If the amount you redeem is in excess of the lesser of (1) $250,000 or
         (2) 1% of the Fund's assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

         INVOLUNTARY REDEMPTION

         Except with respect to IRA accounts, if your account value falls below $1,000 (other than as a result of depreciation in share value), the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens.

         LOW BALANCE FEE

         Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES

         You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

         The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

         An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

         We may change, suspend or eliminate the exchange service after notification to you.

         Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another Stein Roe no-load fund and then back to that Fund.

FUND POLICY ON TRADING OF FUND SHARES

         The Funds do not permit short-term or excessive trading in their shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to a Fund. The fund into which you would like to exchange also may reject your request.

REPORTING TO SHAREHOLDERS

         To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually.

         A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

         A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

         When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

--------------------------------------------------------------------------------
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
-        by check
-        by electronic transfer into your bank account
-        a purchase of shares of another Stein Roe fund
-        a purchase of shares in a Stein Roe fund account of another person
--------------------------------------------------------------------------------

         Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

         TAX CONSEQUENCES

         Unless you are an entity exempt from income taxes, you are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.



--------------------------------------------------------------------------------
TRANSACTION                                    TAX STATUS
--------------------------------------------------------------------------------

Income dividend                                Ordinary income

Short-term capital gain distribution           Ordinary income

Long-term capital gain distribution            Capital gain

Sale of shares owned one year or less          Gain is ordinary income; loss is
                                               subject to special rules

Sale of shares owned more than one year        Capital gain or loss
--------------------------------------------------------------------------------

         In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

         This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in a Fund.

OTHER INVESTMENTS AND RISKS

         The Funds' principal investment strategies and their associated risks are described above. This section describes other investments the Portfolios may make and the risks associated with them. In seeking to achieve their investment goals, the Portfolios may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Funds' shareholders is not required to modify or change the Funds' investment goals or any of their investment strategies.

INITIAL PUBLIC OFFERINGS

         The High Yield Portfolio may invest a portion of its assets in certain types of equity securities including securities offered during a company's initial public offering (IPO). An IPO is the sale of a company's securities to the public for the first time. The market price of a security the Portfolio buys in an IPO may change substantially from the price the Portfolio paid, soon after the IPO ends. In the short term, the price change may significantly increase or decrease the Fund's total return, and therefore its performance history, after an IPO investment. This is especially so when the Fund's assets are small. However, should the Fund's assets increase, the results of an IPO investment will not cause the Fund's performance history to change as much. Although companies can be of any size or age at the time of their IPO, they are often smaller in size and have a limited operating history which could create greater market volatility for the securities. The advisor intends to limit the Portfolio's IPO investments to issuers whose debt securities the Portfolio already owns, or issuers which the advisor has specially researched before the IPO. The Portfolio does not intend to invest more than 5% of its assets, at the time of purchase, in IPOs and does not intend to buy them for the purpose of immediately selling (also known as flipping) the security after its public offering.

DERIVATIVE STRATEGIES

         The Intermediate Bond Portfolio may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Portfolio may use these strategies to adjust the Portfolio's sensitivity to changes in interest rates, or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

MORTGAGE-BACKED SECURITIES

         Each Portfolio may invest in mortgage-backed securities, which are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

         Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause a Portfolio to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

         Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

         Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

ASSET-BACKED SECURITIES

         Each Portfolio may invest in asset-backed securities, which are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Portfolio to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         Each Portfolio may invest in when-issued securities and forward commitments, which are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ZERO COUPON SECURITIES

         Intermediate Bond Portfolio and High Yield Portfolio may invest in zero coupon securities. These securities do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to a Fund and distributed to its shareholders.

PAYABLE-IN-KIND BONDS

         The High Yield Portfolio may invest in payable-in-kind bonds which are bonds that pay interest in the form of additional securities. These bonds are subject to greater price volatility than bonds that pay cash interest on a current basis.

ILLIQUID INVESTMENTS

         Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

PORTFOLIO TURNOVER

         There are no limits on turnover. Turnover may vary significantly from year to year. The advisor expects it to exceed 100% under normal conditions. Each Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. Each Portfolio will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return.

INTERFUND LENDING PROGRAM

         The Funds and Portfolios may lend money to and borrow from other funds advised by the advisor. They will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

TEMPORARY DEFENSIVE POSITIONS

         At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Portfolio's normal investment activities. During such times, that Portfolio may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR

         Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Funds' investment advisor. In its duties as investment advisor, Stein Roe manages the Portfolios' day-to-day business, including placing all orders for the purchase and sale of the Portfolios' securities. Stein Roe (and its predecessor) has been an investment advisor since 1932. For the fiscal year ended June 30, 2001, aggregate advisory fees (as a percent of average net assets of each Fund) paid to Stein Roe by the Fund indirectly as a shareholder of the Portfolio amounted to the following:

                 --------------------------------------------------------
                              Fund                                  Fee
                 --------------------------------------------------------

                 Intermediate Bond Fund/Portfolio                   0.50%

                 Income Fund/Portfolio                              0.61%

                 High Yield Fund/Portfolio                          0.40%

         Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities, and systems that may be used in providing administrative or operational services to the Funds. Stein Roe and Colonial are registered investment advisers. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

         Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolios, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS

         INTERMEDIATE BOND FUND AND INCOME FUND

         Michael T. Kennedy, a senior vice president of Stein Roe, has been portfolio manager of the SR&F Intermediate Bond Portfolio since its inception in 1998 and had been portfolio manager of the Stein Roe Intermediate Bond Fund from 1988 to January 1998. Mr. Kennedy has been co-manager of the SR&F Income Portfolio since December, 2000. He joined Stein Roe in 1987. A chartered financial analyst and a chartered investment counselor, he received his B.S. degree from Marquette University and his M.M. degree from Northwestern University.

         INCOME FUND AND HIGH YIELD FUND

         Stephen F. Lockman, a senior vice president of Stein Roe, has been manager of the SR&F High Yield Portfolio since 1997 and of the SR&F Income Portfolio since its inception in 1998. Mr. Lockman was portfolio manager of the Stein Roe Income Fund from 1997 to January, 1998, associate manager of the Stein Roe Income Fund from 1995 to 1997, and associate manager of the SR&F High Yield Portfolio from November, 1996 to February, 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994, when he joined Stein Roe, to 1997. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University.

         HIGH YIELD FUND

         Jeffrey M. Martin, a vice president and senior analyst of Stein Roe, has been co-manager of the SR&F High Yield Portfolio since December, 2000 and has been affiliated with that Portfolio and the Stein Roe High Yield Fund as an analyst or associate portfolio manager since 1996. Mr. Martin joined Stein Roe in 1993. He received his B.S. degree from the State University of New York at Albany and his M.B.A. degree from St. John's University.

MASTER/FEEDER FUND STRUCTURE

         Unlike mutual funds that directly acquire and manage their own portfolios of securities, the Funds are "feeder" funds in a "master/feeder" structure. This means that the Funds invest their assets in a larger "master" portfolio of securities which has investment goals and policies substantially identical to those of the Funds. The investment performance of a Fund depends upon the investment performance of the Portfolio. If the investment policies of a Portfolio and a Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. One action the Board of Trustees may recommend is the withdrawal of a Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

FOR MORE INFORMATION

Additional information about the Portfolios' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which the Portfolios invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports, latest quarterly profile and the Statement of Additional Information or to request other information about the Funds, by writing or calling:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550
www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.



Investment Company Act file number:
 Liberty-Stein Roe Funds Income Trust:  811-4552
 -        Stein Roe Intermediate Bond Fund
 -        Stein Roe Income Fund
 -        Stein Roe High Yield Fund





                         LIBERTY FUNDS DISTRIBUTOR, INC.



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                                       35


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                                                                       Stein Roe
                                                                    Mutual Funds
                                                            One Financial Center
                                                          Boston, MA  02111-2621
                                                                    800-338-2550





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